Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current
Cash and restricted cash	$ 600,402	$ 6,888,322
Accounts receivable, net of allowances	10,273,376	2,916,991
Sales tax receivable	133,530	89,511
Current portion of finance lease receivables	1,051,873	443,880
Promissory note receivable	159,171	0
Inventory	41,609,234	32,254,854
Prepaids and deposits	328,584	501,519
Total current assets	54,156,170	43,095,077
Non-current
Finance lease receivables	1,918,483	2,951,859
Right of use assets	4,845,738	116,678
Property and equipment	2,604,791	3,443,317
Other assets	1	1
Total assets	63,525,183	49,606,932
Current
Line of credit	6,612,232	5,766,379
Accounts payable and accrued liabilities	7,316,267	1,734,225
Current portion of deferred revenue	8,059,769	3,578,877
Current portion of warranty liability	535,484	313,517
Loans payable to related parties	3,287,645	0
Current portion of lease liabilities	669,040	120,609
Current portion of deferred benefit of government assistance	18,374	0
Current portion of term loan	1,467	0
Total current liabilities	26,500,278	11,513,607
Non-current
Deferred revenue	1,938,840	2,935,835
Lease liabilities	4,570,811	0
Other liabilities	34,265	42,831
Term loan	608,751	0
Deferred benefit of government assistance	667,967	0
Warranty liability	1,542,265	729,466
Total liabilities	35,863,177	15,221,739
Equity
Share capital	75,528,238	70,834,121
Reserves	13,066,183	10,038,816
Accumulated other comprehensive loss	(141,443)	(128,436)
Accumulated deficit	(60,790,972)	(46,359,308)
Total equity	27,662,006	34,385,193
Total liabilities and equity	$ 63,525,183	$ 49,606,932